SIGNIFICANT ACCOUNTING POLICIES (Derivatives and Hedging) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net income (losses) recognized in financial income, net	$ 1	$ 3	$ (30)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of outstanding hedging contacts	4
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	3,327	4,963
Fair value of outstanding hedging contacts assets	23
Fair value of outstanding hedging contacts liabilities		7
Fair value of derivative contracts assets	$ 27
Fair value of derivative contracts liabilities		$ 7